Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2012
Supplement [Text Block]	lmpit27_SupplementTextBlock	LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED NOVEMBER 28, 2012

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED AUGUST 1, 2012, OF

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Effective as of January 1, 2013, the following text replaces any inconsistent information in the section titled “Fees and expenses of the fund” in the fund’s Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)
Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	N/A
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	None
Small account fee[1]	$15

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees[2]	0.50
Distribution and service (12b-1) fees	None
Other expenses	0.24
Total annual fund operating expenses[2]	0.74
Fees waived and/or expenses reimbursed	—[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[2]	0.74

[1]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	The management fees and total annual fund operating expenses have been restated to reflect current management fees.

[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for Class 1 shares are not expected to exceed total annual operating expenses for Class A shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class 1 (with or without redemption at end of period)	76	237	412	919

Western Asset Mortgage Backed Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit27_SupplementTextBlock	LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED NOVEMBER 28, 2012

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED AUGUST 1, 2012, OF

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Effective as of January 1, 2013, the following text replaces any inconsistent information in the section titled “Fees and expenses of the fund” in the fund’s Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)
Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	N/A
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	None
Small account fee[1]	$15

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees[2]	0.50
Distribution and service (12b-1) fees	None
Other expenses	0.24
Total annual fund operating expenses[2]	0.74
Fees waived and/or expenses reimbursed	—[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[2]	0.74

[1]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	The management fees and total annual fund operating expenses have been restated to reflect current management fees.

[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for Class 1 shares are not expected to exceed total annual operating expenses for Class A shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class 1 (with or without redemption at end of period)	76	237	412	919